Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2017
Allowance for doubtful accounts and credit losses

10. Allowance for doubtful accounts and credit losses:

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Allowance for doubtful accounts at beginning of year	47,518	50,410	94,853
Provision for doubtful accounts, net of reversal	(1,598)	69,029	6,519
Write-offs	(289)	(20,649)	(3,839)
Other	4,779	(3,937)	3,179

Allowance for doubtful accounts at end of year	50,410	94,853	100,712

“Other” includes the impact of currency translation adjustments for the years ended March 31, 2015, 2016 and 2017.

A portion of the allowance for doubtful accounts balance at March 31, 2016 and 2017 totaling ¥10,884 million and ¥50,602 million, respectively, is attributed to certain non-current receivable balances which are reported as “Other” assets in the consolidated balance sheets.

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Allowance for credit losses at beginning of year	153,602	178,038	167,330
Provision for credit losses, net of reversal	80,567	90,236	92,147
Charge-offs	(84,310)	(102,948)	(99,550)
Recoveries	18,173	22,356	21,757
Other	10,006	(20,352)	(3,583)

Allowance for credit losses at end of year	178,038	167,330	178,101

“Other” primarily includes the impact of currency translation adjustments for the years ended March 31, 2015, 2016 and 2017.

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	For the year ended March 31, 2015
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	89,439	30,585	26,358
Provision for credit losses, net of reversal	70,129	(858)	2,531
Charge-offs	(71,403)	(2,568)	(603)
Recoveries	15,008	497	78
Other	6,143	1,647	1,689

Allowance for credit losses at end of year	109,316	29,303	30,053

	Yen in millions
	For the year ended March 31, 2016
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	109,316	29,303	30,053
Provision for credit losses, net of reversal	65,677	1,742	4,962
Charge-offs	(83,116)	(3,833)	(667)
Recoveries	18,999	380	230
Other	(12,023)	(2,992)	(3,750)

Allowance for credit losses at end of year	98,853	24,600	30,828

	Yen in millions
	For the year ended March 31, 2017
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	98,853	24,600	30,828
Provision for credit losses, net of reversal	67,433	1,657	854
Charge-offs	(78,114)	(2,007)	(324)
Recoveries	18,282	194	160
Other	(2,100)	(482)	(622)

Allowance for credit losses at end of year	104,354	23,962	30,896